UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2009

Date of reporting period:	11/30/2008

Item 1.	Schedule of Investments

Dryden Government Income Fund, Inc.

Schedule of Investments

as of November 30, 2008 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 89.8%

Asset Backed Security 0.4%
	Citibank Credit Card Issuance Trust,
	Ser. 2007-A8, Class A8,
$3,500	5.65%, 9/20/19	$2,784,311

Collateralized Mortgage Obligations 8.3%
	Federal Home Loan Mortgage Corp.,
	Ser. 2496, Class PM,
9,000	5.50%, 9/15/17	9,186,069
	Ser. 2501, Class MC,
5,192	5.50%, 9/15/17	5,338,959
	Ser. 2513, Class HC,
6,650	5.00%, 10/15/17	6,677,012
	Ser. 2518, Class PV,
5,500	5.50%, 6/15/19	5,564,911
	Federal National Mortgage Association,
	Ser. 2002-18, Class PC,
11,050	5.50%, 4/25/17	11,305,469
	Ser. 2002-57, Class ND,
4,775	5.50%, 9/25/17	4,902,798
	Ser. 2002-94, Class HQ,
18,000	4.50%, 1/25/18	17,734,948
	MLCC Mortgage Investors, Inc.,
	Ser. 2003-E, Class A1,
375	1.705%, 10/25/28 FRN	266,038
	Structured Adjustable Rate Mortgage Loan Trust,
	Ser. 2004-1, Class 4A3,
1,325	4.17%, 2/25/34 FRN	831,379

	Total collateralized mortgage obligations	61,807,583

Commercial Mortgage Backed Securities 6.2%
	Bear Stearns Commercial Mortgage Securities, Inc.,
	Ser. 2004-T16, Class A5,
10,800	4.60%, 2/13/46	8,980,104
	Ser. 2006-PW11, Class A4,
2,000	5.623%, 3/11/39 FRN	1,473,884
	Ser. 2006-T22, Class A4,
6,000	5.630%, 4/12/38 FRN	4,427,715
	Commercial Mortgage Loan Trust,
	Ser. 2008-LS1, Class A2,
3,000	6.220%, 12/10/49 FRN	2,494,268
	CWCapital Cobalt,
	Ser. 2007-C3, Class A3,
3,100	6.015%, 5/15/46 FRN	2,147,480
	GS Mortgage Securities Corp. II,
	Ser. 2003-C1, Class A3,
18,200	4.608%, 1/10/40	14,823,765
	Merrill Lynch Mortgage Trust,
	Ser. 2006-C1, Class ASB,
5,000	5.841%, 5/12/39 FRN	3,798,728
	Morgan Stanley Capital I,
	Ser. 2005-T19, Class AAB,

3,625		4.852%, 6/12/47	2,890,267
		Ser. 2006-IQ11, Class A4,
7,200		5.943%, 10/15/42 FRN	5,118,771

		Total commercial mortgage backed securities	46,154,982

Corporate Bond 0.4%
		Depfa ACS Bank, 144A,
2,960		5.125%, 3/16/37	2,837,042

Mortgage Backed Securities 50.1%
		Federal Home Loan Mortgage Corp.,
3,689		3.537%, 5/1/34, FRN	3,672,141
30,961		5.00%, 6/1/33 - 5/1/34	31,179,011
8,871		5.50%, 5/1/37-1/1/38	9,007,578
2,387		6.00%, 8/1/32 - 9/1/34	2,444,874
1,334		6.50%, 8/1/10 - 9/1/32	1,379,671
393		7.00%, 8/1/11 - 9/1/32	407,763
42	(a)	7.50%, 6/1/24	44
221		8.00%, 8/1/22	233,382
148		8.50%, 1/1/17 - 10/1/18	157,820
138		9.00%, 1/1/20	147,369
112		11.50%, 10/1/19	126,892
		Federal National Mortgage Association,
9,515		3.677%, 7/1/33, FRN	9,259,083
1,422		3.771%, 4/1/34, FRN	1,416,657
1,161		4.50%, 1/1/20	1,167,053
15,000		4.50%, TBA 15 YR	14,995,320
9,500		4.50%, TBA 15 YR	9,485,161
2,894		4.514%, 6/1/34, FRN	2,803,025
3,159		4.60%, 4/1/34, FRN	3,151,621
21,695		5.00%, 8/01/18 - 9/1/35	22,002,582
500	(f)	5.00%, TBA 15 YR	505,625
86,479		5.50%, 8/1/15 - 5/1/37	88,037,929
10,000	(f)	5.50%, TBA 15 YR	10,171,880
29,876		6.00%, 11/1/14 - 5/1/36	30,569,954
16,000		6.00%, TBA 30 YR	16,355,008
4,075		6.26%, 3/1/11	4,217,286
18,350		6.50%, 4/1/09 - 10/1/37	18,941,722
8,423		7.00%, 7/1/11 - 2/1/36	8,756,008
586		7.50%, 6/1/09 - 10/1/26	599,713
14		8.50%, 6/1/17 - 3/1/25	15,155
159		9.00%, 4/1/25	173,880
50		9.50%, 1/1/25	55,336
		Government National Mortgage Association,
10,628		5.00%, 7/15/33 - 4/15/34	10,742,059
5,528		5.50%, 2/15/34 - 2/15/36	5,639,546
25,000	(f)	5.50%, TBA 30 YR	25,437,501
31,000	(f)	6.00%, TBA 30 YR	31,658,751
6,886		7.00%, 2/15/09 - 2/15/29	7,145,731
802		7.50%, 3/15/09 - 7/15/24	848,296
700		8.50%, 4/15/25	768,728
452		9.50%, 11/15/16 - 8/20/20	495,010

		Total mortgage backed securities	374,172,165

Municipal Bond 0.5%
		Connecticut St. Hlth. & Ed. Facs. Auth. Rev., Yale Univ
3,850		5.05%, 7/1/42	3,653,342

Small Business Administration Agency 2.3%
		Small Business Administration Participation Certificates,

			Ser. 1995-20B,
	1,249		8.15%, 2/1/15	1,287,114
			Ser. 1995-20L,
	3,717		6.45%, 12/1/15	3,801,820
			Ser. 1996-20H,
	4,558		7.25%, 8/1/16	4,712,606
			Ser. 1996-20K,
	2,893		6.95%, 11/1/16	2,986,051
			Ser. 1997-20A,
	1,275		7.15%, 1/1/17	1,318,143
			Ser. 1998-20I,
	3,396		6.00%, 9/1/18	3,472,345

			Total small business administration agency	17,578,079

Sovereign Bonds 0.6%
			Hungary Government,
			Ser. 12/B,
HUF	380,000		7.25%, 6/12/12	1,648,247
			Ser. 15/A,
HUF	259,700		8.00%, 2/12/15	1,150,320
			Poland Government,
			Ser. 1015,
PLN	5,380		6.25%, 10/24/15	1,829,072

			Total sovereign bonds	4,627,639

U.S. Government Agency Securities 13.5%
			Federal Farm Credit Bank,
	8,620		3.875%, 10/7/13	8,901,503
	1,870		4.875%, 1/17/17	1,956,661
			Federal Home Loan Bank,
	13,990	(b)	3.625%, 9/16/11	14,332,559
	1,320		5.00%, 11/17/17	1,394,247
	3,215	(b)	5.625%, 6/11/21	3,579,105
			Federal Home Loan Mortgage Corp.,
	925	(b)	4.125%, 9/27/13	966,176
	21,240		4.875%, 11/15/13	22,938,606
	5,890	(b)	4.875%, 6/13/18	6,268,474
			Federal National Mortgage Association,
	5,515		2.75%, 4/11/11	5,547,930
	15,510		4.875%, 5/18/12	16,246,880
	8,625		5.00%, 5/11/17	9,146,028
			Financing Corp. Principal FICO STRIPS,
	10,000	(g)	4.10%, 5/11/18	6,840,950
			Tennessee Valley Authority,
	1,080		5.50%, 6/15/38	1,171,132
			Tennessee Valley Authority, Ser. B,
	1,895		4.50%, 4/1/18	1,929,021

			Total U.S. Government agency securities	101,219,272

U.S. Government Treasury Obligations 7.5%
			United States Treasury Bonds,
	140	(b)	4.375%, 2/15/38	162,192
	1,980	(b)	4.50%, 5/15/38	2,342,433
	230		6.00%, 2/15/26	297,023
	4,800	(b)	6.25%, 8/15/23	6,135,374
	1,385	(b)	7.875%, 2/15/21	1,942,354
	1,080	(c)	8.75%, 8/15/20	1,595,532
			United States Treasury Strips, P/O
	15,000	(b)(g)	4.194%, 8/15/21	8,898,810

12,610	(c)(g)	4.14%, 5/15/21	7,571,107
12,820	(b)(g)	5.40%, 11/15/21	7,542,121
		United States Treasury Inflation Indexed Bond,
4,080	(b)	1.875%, 7/15/13	3,689,932
17,817	(b)	2.00%, 1/15/14	16,041,897

		Total U.S. Government treasury obligations	56,218,775

		Total long-term investments
		(cost $671,638,673)	671,053,190

SHORT-TERM INVESTMENTS 33.7%
U.S. Government Treasury Obligation—5.7%
		United States Treasury Bill,
42,720	(h)	1.678%, 1/8/09	42,718,633

		(cost $42,645,370)

Shares
Affiliated Mutual Funds 28.0%
		Dryden Core Investment Fund-Short-Term Bond Series
12,289,484		(cost $121,227,846)(e)	94,629,027
114,329,324		Dryden Core Investment Fund-Taxable Money Market Series (cost $114,329,324; includes $68,497,318 of cash collateral received for securities on loan)(d)(e)	114,329,324

		Total affiliated mutual funds
		(cost $235,557,170)	208,958,351

Notional Amount (000)#
OUTSTANDING OPTION PURCHASED*
Put Option
		Currency option on EUR vs. ISK, expiring 3/17/09 @ FX Rate 124.50
829		(cost $119,158)	11

		Total short-term investments
		(cost $278,321,698)	251,676,995

		Total Investments, Before Securities Sold Short(i) 123.5%
		(949,960,371)	922,730,185

Principal Amount (000)#
SECURITY SOLD SHORT (3.7%)
Mortgaged Backed Security
		Federal National Mortgage Association,
		5.50%, TBA 30 YR
27,250		(proceeds $27,603,398)	(27,658,750)

		Total Investments, Net of Security Sold Short 119.8%
		(cost $922,356,973)	895,071,435
		Liabilities in excess of other assets(j) (19.8%)	(147,609,173)

		Net Assets 100.0%	$747,462,262

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

EUR—Euro

FICO—Financing Corporation

FRN—Floating Rate Note

HUF—Hungarian Forint

ISK—Icelandic Krona

PLN—Polish Zloty

P/O—Principal Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

*	Non-income producing security.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents actual principal amount (not rounded to nearest thousand).
(b)	All or portion of securities on loan with an aggregate market value of $67,136,082;
cash collateral of $68,497,318 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or partial principal amount pledged as collateral for futures contracts.
(d)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden

Core Investment Fund—Taxable Money Market Series and Short-Term Bond Series.

(f)	All or partial principal amount of $46,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(g)	The rate shown is the effective yield at reporting date.
(h)	Rate quoted represents yield to maturity as of purchase date.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$950,906,825	$15,605,192	$(43,781,832)	$(28,176,640)

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at November 30, 2008:

Number of Contracts	Type	Expiration Date	Value at November 30, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
93	U.S. 2 Yr. Treasury Notes	Mar. 2009	$20,163,563	$20,089,628	$73,935
339	U.S. 10 Yr. Treasury Notes	Mar. 2009	41,008,406	39,961,691	1,046,715
162	U.S. 10 Yr. Treasury Notes	Dec. 2008	19,908,281	18,180,697	1,727,584
122	U.S. Long Bonds	Mar. 2009	15,553,094	15,444,848	108,246
32	U.S. Long Bonds	Dec. 2008	4,114,000	3,646,914	467,086
	Short Positions:
235	U.S. 5 Yr. Treasury Notes	Mar. 2009	27,427,070	27,080,219	(346,851)

					$3,076,715

Forward foreign currency exchange contracts outstanding at November 30, 2008:

Purchase Contracts	Value Payable at Settlement Date	Value at November 30, 2008	Unrealized (Depreciation)
British Pound, expiring 12/23/08	$130,035	$132,262	$2,227
Icelandic Krona, expiring 5/29/09	159,500	87,836	(71,664)
Icelandic Krona, expiring 5/29/09	157,200	92,200	(65,000)

	$446,735	$312,298	$(134,437)

Sales Contracts	Value Receivable at Settlement Date	Value at November 30, 2008	Unrealized (Depreciation)
Hungarian Forint, expiring 12/22/08	$2,641,599	$2,784,314	$(142,715)
Icelandic Krona, expiring 5/29/09	117,649	180,036	(62,387)
Polish Zloty, expiring 12/22/08	1,759,790	1,796,447	(36,657)

	$4,519,038	$4,760,797	$(241,759)

Interest rate swap agreements outstanding at November 30, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Citibank, NA(b)	10/20/13	$7,135	4.05924%	3 month LIBOR	$405,521
Deutsche Bank AG(a)	8/15/21	8,050	4.82818%	3 month LIBOR	(2,015,508)
Deutsche Bank AG(a)	8/15/15	4,810	3.71198%	3 month LIBOR	(215,202)
Deutsche Bank AG(a)	5/15/16	3,130	4.49000%	3 month LIBOR	(304,902)
Merrill Lynch Capital Services(a)	5/15/16	7,135	4.39706%	3 month LIBOR	(651,065)
Merrill Lynch Capital Services(b)	10/10/13	7,135	3.78448%	3 month LIBOR	314,751
Royal Bank of Scotland(a)	10/3/13	25,000	3.99715%	3 month LIBOR	(1,385,681)
Royal Bank of Scotland(a)	10/24/13	18,000	3.52959%	3 month LIBOR	(616,088)
Royal Bank of Scotland(b)	10/3/13	25,000	3.93524%	3 month LIBOR	1,312,788
Royal Bank of Scotland(b)	10/21/13	18,000	3.88272%	3 month LIBOR	876,705
Royal Bank of Scotland(b)	10/31/13	18,000	3.77203%	3 month LIBOR	824,591
Royal Bank of Scotland(a)	10/31/13	18,000	3.76805%	3 month LIBOR	(821,223)

					$(2,275,313)

LIBOR - London Interbank Offered Rate

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$208,958,351	$3,076,715
Level 2 - Other Significant Observable Inputs-Long	713,771,834	(636,001)
Level 2 - Other Significant Observable Inputs-Short	(27,658,750)	—
Level 3 - Significant Unobservable Inputs	—	(2,015,508)

Total	$895,071,435	$425,206

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 2/29/08	$—	$56,323
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(2,071,831)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 11/30/08	$—	$(2,015,508)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Short Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date January 28, 2009

*	Print the name and title of each signing officer under his or her signature.